UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (96.3%)
Consumer Discretionary (3.6%)
	McDonald's Corp.	718,805	40,411
	Genuine Parts Co.	834,600	33,117
	Home Depot, Inc.	1,318,400	30,877
	CBS Corp.	480,900	9,373
	VF Corp.	110,300	7,851
	Hasbro, Inc.	210,600	7,523
	Black & Decker Corp.	110,100	6,332
	Asbury Automotive Group, Inc.	293,524	3,772
	Darden Restaurants Inc.	113,700	3,632
	Fortune Brands, Inc.	56,800	3,545
	Carnival Corp.	102,100	3,365
	Regal Entertainment Group Class A	187,700	2,868
	American Axle & Manufacturing Holdings, Inc.	302,800	2,419
	Cooper Tire & Rubber Co.	301,900	2,367
	Sinclair Broadcast Group, Inc.	218,000	1,657
	Autoliv, Inc.	31,300	1,459
	Jones Apparel Group, Inc.	94,100	1,294
	Sherwin-Williams Co.	21,500	987
	Lennar Corp. Class A	51,500	635
	Gannett Co., Inc.	25,000	542
			164,026
Consumer Staples (14.1%)
	Philip Morris International Inc.	1,895,455	93,617
	The Procter & Gamble Co.	1,081,520	65,767
	Kimberly-Clark Corp.	965,975	57,746
	General Mills, Inc.	912,973	55,481
	Altria Group, Inc.	2,450,655	50,385
	PepsiCo, Inc.	596,500	37,931
	The Coca-Cola Co.	693,505	36,048
	SuperValu Inc.	1,060,100	32,746
	ConAgra Foods, Inc.	1,529,000	29,479
	Nestle SA ADR	234,200	26,459
	Colgate-Palmolive Co.	374,700	25,892
	Unilever NV ADR	909,500	25,830
	Diageo PLC ADR	303,750	22,438
*	Lorillard, Inc.	317,100	21,931
	Anheuser-Busch Cos., Inc.	153,700	9,548
	Kraft Foods Inc.	331,270	9,425
	Reynolds American Inc.	173,000	8,074
	H.J. Heinz Co.	162,900	7,795
	The Clorox Co.	147,100	7,679
	UST, Inc.	97,400	5,319
	Nu Skin Enterprises, Inc.	346,200	5,165
	Universal Corp. (VA)	92,900	4,201
	Avon Products, Inc.	60,200	2,168
	Sysco Corp.	15,800	435
	Nash-Finch Co.	4,100	141
			641,700
Energy (10.0%)
	Chevron Corp.	1,864,000	184,778
	ConocoPhillips Co.	998,100	94,211
	Total SA ADR	784,100	66,860
	BP PLC ADR	903,200	62,836
	Marathon Oil Corp.	582,100	30,193
	ExxonMobil Corp.	105,205	9,272
	Patterson-UTI Energy, Inc.	220,100	7,932
	Spectra Energy Corp.	67,700	1,946
			458,028
Exchange-Traded Fund (1.2%)
	Vanguard Value ETF	963,400	54,056

Financials (20.0%)
	JPMorgan Chase & Co.	3,295,800	113,079
	U.S. Bancorp	3,407,179	95,026
	Bank of America Corp.	3,826,238	91,332
	The Chubb Corp.	1,210,562	59,330
	Bank of New York Mellon Corp.	1,562,670	59,116
	The Allstate Corp.	1,274,600	58,109
	Citigroup, Inc.	3,451,700	57,850
	PNC Financial Services Group	802,082	45,799
	Morgan Stanley	1,078,700	38,909
^	Lloyds TSB Group PLC - ADR	1,424,200	35,135
	ACE Ltd.	626,700	34,525
	Host Hotels & Resorts Inc. REIT	2,507,700	34,230
	Wells Fargo & Co.	1,358,320	32,260
	Fannie Mae	1,406,700	27,445
	The Travelers Cos., Inc.	341,300	14,812
	The Hartford Financial Services Group Inc.	178,808	11,546
	Wachovia Corp.	568,100	8,823
	BB&T Corp.	372,600	8,484

	New York Community Bancorp, Inc.	416,000	7,421
	PartnerRe Ltd.	94,800	6,554
	Bank of Hawaii Corp.	136,300	6,515
	Cullen/Frost Bankers, Inc.	125,800	6,271
	American Capital Strategies, Ltd.	232,742	5,532
	Merrill Lynch & Co., Inc.	166,400	5,277
	Hudson City Bancorp, Inc.	280,400	4,677
	Federated Investors, Inc.	132,157	4,549
	IPC Holdings Ltd.	168,500	4,474
	Endurance Specialty Holdings Ltd.	141,700	4,363
	Cincinnati Financial Corp.	166,100	4,219
	FirstMerit Corp.	218,600	3,565
	Regions Financial Corp.	292,900	3,196
	Pacific Capital Bancorp	213,148	2,937
	Freddie Mac	178,500	2,927
	Oriental Financial Group Inc.	175,000	2,495
^	Popular, Inc.	293,361	1,933
	SunTrust Banks, Inc.	51,300	1,858
	First Merchants Corp.	66,809	1,213
	Santander BanCorp	110,272	1,170
	City Holding Co.	27,280	1,112
	Associated Banc-Corp.	55,400	1,069
	Commerce Bancshares, Inc.	24,600	976
	Comerica, Inc.	36,000	923
	First Community Bancshares, Inc.	26,137	737
	Advanta Corp. Class B	103,892	653
	MCG Capital Corp.	135,571	540
	F.N.B. Corp.	29,200	344
	Fifth Third Bancorp	24,112	245
	First Bancorp (NC)	6,900	87
	City Bank Lynnwood (WA)	1,263	11
			913,653
Health Care (10.5%)
	Pfizer Inc.	4,176,431	72,962
	Abbott Laboratories	1,253,370	66,391
	Johnson & Johnson	981,105	63,124
	Wyeth	1,224,498	58,727
	Eli Lilly & Co.	1,073,149	49,537
	Bristol-Myers Squibb Co.	2,407,332	49,422
	Baxter International, Inc.	744,500	47,603
	GlaxoSmithKline PLC ADR	856,100	37,857
	Merck & Co., Inc.	887,814	33,462
	Owens & Minor, Inc. Holding Co.	25,400	1,160
^	LCA-Vision Inc.	94,900	453
			480,698
Industrials (11.3%)
	General Electric Co.	7,629,072	203,620
	Waste Management, Inc.	1,800,100	67,882
	Schneider Electric SA	348,014	37,439
	3M Co.	526,500	36,639
	Norfolk Southern Corp.	524,800	32,889
	Caterpillar, Inc.	289,800	21,393
	Honeywell International Inc.	334,462	16,817
	Raytheon Co.	240,700	13,547
	PACCAR, Inc.	323,600	13,536
	Northrop Grumman Corp.	189,813	12,699
	United Parcel Service, Inc.	153,800	9,454
	Emerson Electric Co.	158,200	7,823
	GATX Corp.	143,676	6,369
	Pacer International, Inc.	280,711	6,038
^	Arkansas Best Corp.	158,500	5,807
	Applied Industrial Technology, Inc.	228,500	5,523
	R.R. Donnelley & Sons Co.	145,400	4,317
	Illinois Tool Works, Inc.	65,900	3,131
	A.O. Smith Corp.	57,467	1,887
	Hubbell Inc. Class B	43,100	1,718
	The Standard Register Co.	135,900	1,282
	Masco Corp.	75,100	1,181
	Genco Shipping and Trading Ltd.	13,900	906
	Alexander & Baldwin, Inc.	13,600	619
	Horizon Lines Inc.	47,927	477
	Eaton Corp.	2,500	212
			513,205
Information Technology (1.6%)
	Intel Corp.	2,240,200	48,120
	Xilinx, Inc.	298,900	7,547
	Automatic Data Processing, Inc.	174,500	7,312
	United Online, Inc.	406,100	4,073
	Analog Devices, Inc.	77,000	2,446
	infoGROUP, Inc.	145,583	639
	Linear Technology Corp.	13,700	446
	Diebold, Inc.	10,000	356
	Methode Electronics, Inc. Class A	32,711	342
			71,281
Materials (6.6%)
	Air Products & Chemicals, Inc.	517,200	51,130
	Dow Chemical Co.	1,335,845	46,634
	E.I. du Pont de Nemours & Co.	1,059,427	45,439
	Packaging Corp. of America	1,449,500	31,179
	PPG Industries, Inc.	460,400	26,413
	International Paper Co.	1,132,600	26,390
	Freeport-McMoRan Copper & Gold, Inc. Class B	177,400	20,790
	Nucor Corp.	166,700	12,447
	Alcoa Inc.	306,700	10,925
	Southern Peru Copper Corp. (U.S. Shares)	82,300	8,776
	Lubrizol Corp.	129,600	6,004
	RPM International, Inc.	286,600	5,904
	Eastman Chemical Co.	41,900	2,885
	Ashland, Inc.	59,000	2,844
	Bemis Co., Inc.	82,800	1,856
	Greif Inc. Class B Shares	14,101	801
			300,417
Telecommunication Services (6.1%)
	AT&T Inc.	4,853,105	163,501
	Verizon Communications Inc.	3,045,257	107,802
	Embarq Corp.	112,400	5,313
	Windstream Corp.	5,100	63
			276,679
Utilities (11.3%)
	FPL Group, Inc.	1,374,466	90,137
	Dominion Resources, Inc.	1,806,430	85,787
	Consolidated Edison Inc.	1,557,500	60,883
	American Electric Power Co., Inc.	1,169,500	47,049
	Entergy Corp.	375,300	45,216
	Southern Co.	805,600	28,132
	PG&E Corp.	682,100	27,073
	SCANA Corp.	596,100	22,056
	Exelon Corp.	160,000	14,394
	Duke Energy Corp.	768,634	13,359
	PPL Corp.	226,100	11,818
	Edison International	225,000	11,560
	MDU Resources Group, Inc.	242,200	8,443
	DTE Energy Co.	196,700	8,348
	Public Service Enterprise Group, Inc.	176,600	8,111
	Pepco Holdings, Inc.	303,700	7,790
	Wisconsin Energy Corp.	158,400	7,163
	ONEOK, Inc.	137,300	6,704
	Alliant Energy Corp.	188,900	6,472
	FirstEnergy Corp.	30,400	2,503
	WGL Holdings Inc.	59,126	2,054
	Xcel Energy, Inc.	53,266	1,069
	UGI Corp. Holding Co.	28,600	821
			516,942
Total Common Stocks (Cost $4,427,016)			4,390,685
Temporary Cash Investments (3.8%)
Vanguard Market Liquidity Fund (1.9%)
1	Vanguard Market Liquidity Fund, 2.405%	85,562,673	85,563

		Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.7%)
	J.P. Morgan Securities Inc. 2.700%, 7/1/08 (Dated 6/30/08, Repurchase Value $75,806,000, collateralized by Federal National Mortgage Assn. 5.000%-6.000%, 1/1/37-4/1/38)	75,800	75,800

U.S. Government and Agency Obligation (0.2%)
2,3	Federal Home Loan Mortgage Corp., 2.105%, 8/25/08	9,500	9,467

Total Temporary Cash Investments (Cost $170,830)			170,830
Total Investments (100.1%) (Cost $4,597,849)			4,561,515
Other Assets and Liabilities (-0.1%)			(4,227)
Net Assets (100%)			4,557,288

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2			Securities with a value of $9,467,000 have been segregated as initial margin for open futures contracts.

3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $4,597,849,000. Net unrealized depreciation of investment securities for tax purposes was $36,334,000, consisting of unrealized gains of $495,797,000 on securities that had risen in value since their purchase and $532,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 2.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	226	72,382	(4,360)
E-mini S&P 500 Index	36	2,306	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Equity Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (96.2%)
Consumer Discretionary (8.1%)
	Lowe's Cos., Inc.	422,370	8,764
	Guess ?, Inc.	224,380	8,403
*	NVR, Inc.	16,180	8,091
*	Priceline.com, Inc.	69,690	8,047
*	Coach, Inc.	253,760	7,329
	NIKE, Inc. Class B	109,870	6,549
	Omnicom Group Inc.	137,260	6,160
*	Urban Outfitters, Inc.	192,060	5,990
*	Kohl's Corp.	138,120	5,530
	Staples, Inc.	201,240	4,780
*	Discovery Holding Co. Class A	195,639	4,296
*	GameStop Corp. Class A	51,510	2,081
	Home Depot, Inc.	85,970	2,014
*,^	CarMax, Inc.	121,560	1,725
			79,759
Consumer Staples (10.8%)
	The Coca-Cola Co.	361,670	18,800
	CVS/Caremark Corp.	250,460	9,911
	Walgreen Co.	292,700	9,516
	PepsiCo, Inc.	121,100	7,701
	Molson Coors Brewing Co. Class B	139,350	7,571
	Fomento Economico Mexicano, SA de CV ADR	161,120	7,332
	General Mills, Inc.	108,750	6,609
	Brown-Forman Corp. Class B	86,920	6,568
	Wal-Mart Stores, Inc.	116,680	6,557
	Whole Foods Market, Inc.	219,090	5,190
	The Estee Lauder Cos. Inc. Class A	109,560	5,089
	Bunge Ltd.	46,910	5,052
	Wm. Wrigley Jr. Co.	58,670	4,563
*	Central European Distribution Corp.	42,330	3,139
	Shoppers Drug Mart Corp.	49,050	2,688
			106,286
Energy (14.6%)
	Schlumberger Ltd.	176,070	18,915
*	Ultra Petroleum Corp.	141,040	13,850
	Halliburton Co.	254,950	13,530
	Petroleo Brasileiro SA ADR	178,280	12,628
	XTO Energy, Inc.	172,300	11,804
*	Weatherford International Ltd.	222,960	11,057
	CONSOL Energy, Inc.	86,930	9,768
	Apache Corp.	68,520	9,524
	Arch Coal, Inc.	126,450	9,488
	EOG Resources, Inc.	69,980	9,181
	Range Resources Corp.	117,530	7,703
	Southwestern Energy Co.	96,390	4,589
	Diamond Offshore Drilling, Inc.	30,550	4,251
	Suncor Energy, Inc.	72,700	4,221
*	Transocean, Inc.	25,870	3,942
			144,451
Financials (5.7%)
*	Berkshire Hathaway Inc. Class B	2,550	10,231
	Progressive Corp. of Ohio	530,460	9,930
	The Goldman Sachs Group, Inc.	52,970	9,265
	T. Rowe Price Group Inc.	141,460	7,988
	BlackRock, Inc.	36,290	6,423
	Hudson City Bancorp, Inc.	317,370	5,294
	M & T Bank Corp.	44,730	3,155
	Moody's Corp.	65,220	2,246
*	Markel Corp.	5,590	2,052
			56,584
Health Care (11.0%)
*	Gilead Sciences, Inc.	427,880	22,656
	Baxter International, Inc.	209,600	13,402
*	Express Scripts Inc.	176,496	11,070
*	Thermo Fisher Scientific, Inc.	169,370	9,439
*	Intuitive Surgical, Inc.	34,320	9,246
*	Genentech, Inc.	108,650	8,247
*	Genzyme Corp.	104,130	7,499
*	Charles River Laboratories, Inc.	102,710	6,565
	Covidien Ltd.	126,000	6,034
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	128,140	5,869
	Pfizer Inc.	289,820	5,063
*	Henry Schein, Inc.	54,910	2,832
	Allergan, Inc.	5,787	301
			108,223
Industrials (12.7%)
	Deere & Co.	256,030	18,467
	Flowserve Corp.	104,460	14,280
*	First Solar, Inc.	40,570	11,068
	SPX Corp.	72,970	9,612
	Ritchie Bros. Auctioneers Inc.	315,450	8,517
	Textron, Inc.	145,920	6,994
	Union Pacific Corp.	88,860	6,709
	SNC-Lavalin Group Inc.	107,690	5,916
	Tyco International, Ltd.	142,890	5,721
	Fluor Corp.	28,600	5,322
	Expeditors International of Washington, Inc.	111,130	4,779
	Harsco Corp.	82,440	4,486
	United Parcel Service, Inc.	66,520	4,089
*	Stericycle, Inc.	76,310	3,945
	Rockwell Automation, Inc.	82,470	3,606
	Fastenal Co.	77,440	3,342
	United Technologies Corp.	51,760	3,194
	Cummins Inc.	41,710	2,733
	Canadian Pacific Railway Ltd.	37,090	2,463
			125,243
Information Technology (24.7%)
*	Cisco Systems, Inc.	1,287,450	29,946
*	Apple Inc.	145,430	24,351
	QUALCOMM Inc.	492,390	21,847
*	Google Inc.	37,020	19,488
	Corning, Inc.	681,980	15,720
	Applied Materials, Inc.	812,310	15,507
*	eBay Inc.	388,760	10,625
*	Broadcom Corp.	362,770	9,900
*	Visa Inc.	120,490	9,797
*	EMC Corp.	521,770	7,665
*	Fiserv, Inc.	166,719	7,564
	Altera Corp.	364,000	7,535
*	Marvell Technology Group Ltd.	421,330	7,441
	Xilinx, Inc.	287,460	7,258
*	VeriSign, Inc.	187,070	7,071
*	salesforce.com, inc.	100,990	6,890
*	Nintendo Co., Ltd.-ADR	97,920	6,859
*	Akamai Technologies, Inc.	195,260	6,793
*	LAM Research Corp.	129,270	4,673
*	NVIDIA Corp.	243,040	4,550
	Linear Technology Corp.	115,190	3,752
*	SanDisk Corp.	187,210	3,501
*	Varian Semiconductor Equipment Associates, Inc.	94,310	3,284
*	Autodesk, Inc.	73,160	2,473
			244,490
Materials (6.5%)
	Monsanto Co.	166,090	21,000
	Praxair, Inc.	140,770	13,266
*	The Mosaic Co.	64,130	9,280
	United States Steel Corp.	40,760	7,532
	Potash Corp. of Saskatchewan, Inc.	26,190	6,076
*	Owens-Illinois, Inc.	117,760	4,909
	Vulcan Materials Co.	35,040	2,095
			64,158
Telecommunication Services (1.3%)
	Millicom International Cellular SA	68,520	7,092
*	SBA Communications Corp.	153,260	5,519
			12,611
Utilities (0.8%)
*	Dynegy, Inc.	943,910	8,070

Total Common Stocks (Cost $925,698)			949,875
Temporary Cash Investments (4.6%)
Money Market Fund (4.1%)
1	Vanguard Market Liquidity Fund, 2.405%	40,382,991	40,383

		Face Amount ($000)	Market Value ($000)
U.S. Government Obligation (0.5%)
2,3	Federal Home Loan Mortgage Corp., 2.107%, 8/29/08	5,000	4,982
Total Temporary Cash Investments (Cost $45,366)			45,365
Total Investments (100.8%) (Cost $971,064)			995,240
Other Assets and Liabilities-Net (-0.8%)			(7,769)
Net Assets (100%)			987,471

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2			Securities with a value of $4,982,000 have been segregated as initial margin for open futures contracts.
3			The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2008, the cost of investment securities for tax purposes was $971,064,000. Net unrealized appreciation of investment securities for tax purposes was $24,176,000, consisting of unrealized gains of $78,711,000 on securities that had risen in value since their purchase and $54,535,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	42	2,690	2
S&P 500 Index	49	15,693	(918)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

Vanguard PRIMECAP Core Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (92.2%)
Consumer Discretionary (13.3%)
	Sony Corp. ADR	1,460,000	63,861
	Whirlpool Corp.	763,200	47,112
*	Bed Bath & Beyond, Inc.	1,636,791	45,994
	TJX Cos., Inc.	1,358,725	42,759
*	Kohl's Corp.	847,700	33,942
*	DIRECTV Group, Inc.	1,198,925	31,064
*	Amazon.com, Inc.	377,500	27,682
*,^	CarMax, Inc.	1,828,000	25,939
	The Walt Disney Co.	829,900	25,893
	Mattel, Inc.	1,105,200	18,921
	Best Buy Co., Inc.	442,600	17,527
	Nordstrom, Inc.	560,400	16,980
	Target Corp.	276,450	12,852
*	Viacom Inc. Class B	263,400	8,044
*	Chico's FAS, Inc.	1,382,883	7,426
	Carnival Corp.	220,000	7,251
	Lowe's Cos., Inc.	317,000	6,578
	Eastman Kodak Co.	300,000	4,329
*	IAC/InterActiveCorp	108,250	2,087
*	Expedia, Inc.	108,250	1,990
	Idearc Inc.	150,000	353
			448,584
Consumer Staples (0.6%)
	Avon Products, Inc.	340,000	12,247
	Costco Wholesale Corp.	100,000	7,014
			19,261
Energy (8.5%)
	Schlumberger Ltd.	731,400	78,574
	Arch Coal, Inc.	834,000	62,575
	EOG Resources, Inc.	400,000	52,480
	EnCana Corp.	544,500	49,512
*	National Oilwell Varco Inc.	203,000	18,010
	Murphy Oil Corp.	167,000	16,374
	Peabody Energy Corp.	52,500	4,623
*	Exterran Holdings, Inc.	42,500	3,038
	Noble Corp.	35,000	2,274
*	Pride International, Inc.	7,000	331
			287,791
Financials (4.9%)
	Marsh & McLennan Cos., Inc.	2,045,175	54,299
*	Berkshire Hathaway Inc. Class B	10,400	41,725
	Bank of New York Mellon Corp.	525,002	19,861
	American International Group, Inc.	555,625	14,702
	Discover Financial Services	1,059,300	13,951
	The Chubb Corp.	210,000	10,292
	Progressive Corp. of Ohio	293,500	5,494
	Capital One Financial Corp.	73,000	2,775
	Wells Fargo & Co.	25,000	594
	AFLAC Inc.	9,000	565
	JPMorgan Chase & Co.	10,000	343
	Citigroup, Inc.	20,000	335
	Freddie Mac	20,000	328
	State Street Corp.	5,000	320
	Fannie Mae	10,000	195
	Washington Mutual, Inc.	20,000	99
	TCF Financial Corp.	5,000	60
			165,938
Health Care (20.8%)
	Eli Lilly & Co.	2,720,800	125,592
	Novartis AG ADR	2,145,600	118,094
	Medtronic, Inc.	2,008,700	103,950
*	Amgen, Inc.	1,922,100	90,646
	Roche Holdings AG	330,000	59,325
	GlaxoSmithKline PLC ADR	1,210,000	53,506
*	Boston Scientific Corp.	4,346,300	53,416
*	Waters Corp.	297,000	19,157
*	Biogen Idec Inc.	330,000	18,444
*	Genentech, Inc.	229,000	17,381
	Sanofi-Aventis ADR	445,000	14,787
	Wyeth	280,000	13,429
*	Sepracor Inc.	620,400	12,358
*	Genzyme Corp.	9,100	656
			700,741
Industrials (10.3%)
	Southwest Airlines Co.	5,449,125	71,057
	United Parcel Service, Inc.	795,715	48,913
*	McDermott International, Inc.	767,500	47,501
	FedEx Corp.	383,600	30,224
	Honeywell International Inc.	476,900	23,978
	Union Pacific Corp.	249,750	18,856
	The Boeing Co.	268,000	17,613
	General Electric Co.	574,000	15,320
	Avery Dennison Corp.	340,000	14,936
	Caterpillar, Inc.	178,650	13,188
	Canadian National Railway Co.	248,200	11,933
	Burlington Northern Santa Fe Corp.	100,000	9,989
	Deere & Co.	93,600	6,751
*	AMR Corp.	1,129,300	5,782
	Canadian Pacific Railway Ltd.	66,830	4,420
	Chicago Bridge & Iron Co. N.V.	45,000	1,792
	Norfolk Southern Corp.	21,900	1,372
	3M Co.	13,000	905
	Cummins Inc.	11,200	734
	Pitney Bowes, Inc.	14,000	477
			345,741
Information Technology (23.6%)
*	Oracle Corp.	3,540,500	74,350
	Texas Instruments, Inc.	2,470,000	69,555
*	Intuit, Inc.	2,392,400	65,958
	ASML Holding NV (New York Shares)	2,370,511	57,840
	Microsoft Corp.	1,804,900	49,653
	Corning, Inc.	1,830,200	42,186
*	EMC Corp.	2,776,000	40,779
*	Google Inc.	76,500	40,271
	Intel Corp.	1,788,700	38,421
*	Research In Motion Ltd.	327,400	38,273
*	Symantec Corp.	1,918,700	37,127
^	LM Ericsson Telephone Co. ADR Class B	2,899,000	30,150
	Altera Corp.	1,390,000	28,773
	Applied Materials, Inc.	1,267,700	24,200
	QUALCOMM Inc.	486,800	21,599
*	SanDisk Corp.	1,142,200	21,359
*	eBay Inc.	744,600	20,350
*	Flextronics International Ltd.	1,810,000	17,014
	Accenture Ltd.	380,500	15,494
	KLA-Tencor Corp.	305,000	12,417
*	Yahoo! Inc.	405,000	8,367
*	Cisco Systems, Inc.	329,600	7,666
	Motorola, Inc.	1,000,000	7,340
*	Agilent Technologies, Inc.	170,000	6,042
*	Nortel Networks Corp.	675,750	5,555
*	Adobe Systems, Inc.	105,000	4,136
*	NVIDIA Corp.	191,000	3,576
*	Micron Technology, Inc.	350,000	2,100
	Xilinx, Inc.	61,000	1,540
*,^	VMware Inc.	18,100	975
*	Dell Inc.	44,000	963
	Intersil Corp.	30,000	730
*	Visa Inc.	7,300	594
*	Verigy Ltd.	20,814	473
			795,826
Materials (9.4%)
	Potash Corp. of Saskatchewan, Inc.	448,100	102,422
	Monsanto Co.	448,350	56,689
	Praxair, Inc.	433,775	40,879
	Rohm & Haas Co.	521,000	24,195
	Newmont Mining Corp. (Holding Co.)	317,300	16,550
	International Paper Co.	665,000	15,495
^	Vulcan Materials Co.	252,000	15,065
	Alcoa Inc.	366,900	13,069
	Freeport-McMoRan Copper & Gold, Inc. Class B	91,120	10,678
*	Domtar Corp.	1,834,372	9,997
	Weyerhaeuser Co.	175,267	8,963
	Dow Chemical Co.	29,000	1,013
			315,015
Telecommunication Services (0.4%)
	Sprint Nextel Corp.	1,504,650	14,294
	AT&T Inc.	20,000	674
			14,968
Utilities (0.4%)
*	AES Corp.	660,000	12,679
	Sierra Pacific Resources	73,100	929
			13,608
Total Common Stocks (Cost $2,946,712)			3,107,473
Temporary Cash Investment (9.0%)
1	Vanguard Market Liquidity Fund, 2.405% (Cost $303,277)	303,277,087	303,277
Total Investments (101.2%) (Cost $3,249,989)			3,410,750
Other Assets and Liabilities-Net (-1.2%)			(40,787)
Net Assets (100%)			3,369,963

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2008, the cost of investment securities for tax purposes was $3,249,989,000. Net unrealized appreciation of investment securities for tax purposes was $160,761,000, consisting of unrealized gains of $585,094,000 on securities that had risen in value since their purchase and $424,333,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.